Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
NetIncomeLoss	$ (52,673,000)	$ (35,311,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	4,530,000	199,000
Depreciation and amortization	459,000	417,000
Amortization of right-of-use asset - operating	203,000	143,000
Amortization of debt issuance costs	142,000
Non-cash interest expense	120,000
Loss on sales of available-for-sale securities	54,000
Change in operating assets and liabilities:
Prepaid and other assets	2,256,000	(1,497,000)
Accounts payable, accrued and other liabilities	(5,927,000)	1,713,000
Lease liabilities	(281,000)	(210,000)
Net cash used in operating activities	(51,117,000)	(34,546,000)
Cash flows from investing activities:
Proceeds from sales of marketable securities	15,925,000
Purchases of property and equipment	(52,000)	(246,000)
Net cash provided by (used in) investing activities	15,873,000	(246,000)
Cash flows from financing activities:
Cash acquired in connection with the reverse recapitalization	57,736,000
Payment of reverse recapitalization transaction costs	(2,045,000)
Proceeds from the issuance of Convertible Preferred Stock		53,783,000
Payment of issuance costs associated with the issuance of Convertible Preferred Stock		(723,000)
Proceeds from issuance of convertible notes payable	6,000,000
Payment of issuance costs associated with the issuance of convertible notes payable	(142,000)
Proceeds from the issuance of common stock in connection with equity plans	26,000	65,000
Net cash provided by financing activities	116,129,000	53,125,000
Net increase in cash and cash equivalents	80,885,000	18,333,000
Cash and cash equivalents, beginning of period	29,876	11,543
Cash and cash equivalents, end of period	110,761	29,876
Supplemental disclosure of noncash financing activities:
Right-of-use asset obtained in exchange for new operating lease liability		219,000
Issuance of Series C Preferred Stock conversion		$ 23,313,000
Conversion of Series C Preferred Stock	129,825,000
Conversion of convertible note payable	6,120,000
Assets acquired in connection with the reverse recapitalization	17,222,000
Other liabilities assumed in connection with the reverse recapitalization	9,459,000
Reverse recapitalization transaction costs included in accounts payable	40,000
Concurrent Financing issuance costs included in accounts payable	37,000
Concurrent Financing issuance costs paid by Reneo prior to Merger	89,000
Private Placement
Cash flows from financing activities:
Proceeds from the issuance of common stock in Concurrent Financing	58,881,000
Payment of issuance costs associated with the Concurrent Financing	$ (4,327,000)